Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014		$ 72,981	$ (19,080)	$ 53,901
Balance, shares at Dec. 31, 2014
Issuance of common stock	$ 18	(8)		10
Issuance of common stock, shares	18,244,671
Net income/(loss)			3,505	3,505
Expenses for Merger		(1,745)		(1,745)
Stock compensation		143		143
Paid-in capital re-imbursement		(1,248)		(1,248)
Balance at Dec. 31, 2015	$ 18	70,123	(15,575)	54,566
Balance, shares at Dec. 31, 2015	18,244,671
Net income/(loss)			(5,813)	(5,813)
Issuance of common stock - EIP, shares	33,222
Balance at Dec. 31, 2016	$ 18	70,123	(21,388)	48,753
Balance, shares at Dec. 31, 2016	18,277,893
Issuance of common stock	$ 3	4,288		4,291
Issuance of common stock, shares	2,400,000
Net income/(loss)			(5,243)	(5,243)
Stock compensation		355		355
Issuance of common stock - EIP, shares	200,000
Balance at Dec. 31, 2017	$ 21	$ 74,766	$ (26,631)	$ 48,156
Balance, shares at Dec. 31, 2017	20,877,893